INCOME PER SHARE	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
INCOME PER SHARE
12.
INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share attribute to ordinary shareholders:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net income attributable to ordinary shareholders – basic and diluted	472,086	1,179,658	1,297,619
Weighted average number of ordinary shares outstanding – basic and diluted	216,100,000	215,259,640	213,996,233
Basic and diluted net income per share	2.18	5.48	6.06

As economic rights and obligations are applied equally to both Class A and Class B ordinary shares, earnings are allocated between the two classes of ordinary shares evenly with the same allocation on a per share basis.

The Group does not have shares with a dilutive effect for the years ended December 31, 2021, 2022 and 2023.